Note 19 - Financial Instruments	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of financial instruments [text block]
19.	Financial instruments
The fair values of the Company’s cash and cash equivalents, accounts receivable and trade and other payables approximate their carrying values because of the short-term nature of these instruments. Refer to Note
4
(c) regarding classification of these financial instruments.

The Company’s financial instruments are exposed to certain financial risks, including currency risk, credit risk, liquidity risk, interest rate risk and commodity and equity price risk.

(a)	Currency risk

The Company’s property interests in Mexico make it subject to foreign currency fluctuations and inflationary pressures which may
adversely affect the Company’s financial position, results of operations and cash flows. The Company is affected by changes in exchange rates between the Canadian dollar, the US dollar and Mexican peso. The Company does not
invest in foreign currency contracts to mitigate the risks.

As at
December 31, 2017,
the Company is exposed to foreign exchange risk through the following monetary assets and liabilities denominated in currencies other than the functional currency of the applicable subsidiary:

All amounts in Canadian dollars	US dollar	Mexican peso
Cash and cash equivalents	$3,578,279	$97,264
Accounts receivable and prepaid expenses	4,019	-
Total assets	$3,582,298	$97,264

Trade and other payables	$183,904	$194,083
Total liabilities	$183,904	$194,083

Net assets	$3,398,394	$(96,819)

A
10%
change in the US dollar exchange rate relative to the Canadian dollar would change the Company’s net loss by
$340,000.

A
10%
change in the Mexican peso relative to the Canadian dollar would change the Company’s net loss by
$10,000.

(b)	Credit risk

The Company’s cash and cash equivalents are held in large Canadian financial institutions, located in both Canada and Mexico. Cash equivalents mature at various dates during the twelve
months following the statement of financial position date. The Company’s excise tax included in accounts receivables and prepaid expenses consists primarily of sales tax due from the federal government of Canada.

To mitigate exposure to credit risk on cash and cash equivalents, the Company has established policies to limit the concentration of credit risk with any given banking institution where the funds are held, to ensure counterparties demonstrate minimum acceptable credit risk worthiness and ensure liquidity of available funds.

As at
December 31, 2017,
the Company’s maximum exposure to credit risk is the carrying value of its cash and cash equivalents, and accounts receivable.

(c)	Liquidity risk

Liquidity risk is the risk that the Company will
not
be able to meet its financial obligations as they fall due. The Company manages liquidity risk through the management of its capital structure.

Trade and other payables are due within
twelve
months of the statement of financial position date.

(d)	Interest rate risk

Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates. The Company is exposed to varying interest rates on cash and cash equivalents. The Company has no
interest bearing debt.

A
1%
change in the interest rate would change the Company’s net loss by
$149,000.

(e)	Commodity and equity price risk

The ability of the Company to explore its exploration and evaluation assets and the future profitability of the Company are directly related to the market price of gold and other precious metals. The Company monitors gold prices to determine the appropriate course of action to be taken by the Company. Equity price risk is defined as the potential adverse impact on the Company’s performance due to movements in individual equity prices or general movements in the level of the stock market.